BACKGROUND ORGANIZATION AND BASIS OF PRESENTATION (Details)	6 Months Ended	12 Months Ended
	Oct. 31, 2021	Apr. 30, 2021	Jan. 31, 2021
MMEX Resources Corporation [Member]
State of Incorporation	Nevada	Nevada
Entity Legal Form	Corporation	Corporation
Relationship	Parent	Parent
Pecos Clean Fuels & Transport, LLC ("Pecos") [Member]
State of Incorporation	Texas	Texas
Entity Legal Form	LLC	LLC
Relationship	Subsidiary	Subsidiary
Ownership Percentage	100.00%		100.00%
Pecos Refining & Transport, LLC [Member]
State of Incorporation		Texas
Entity Legal Form		Corporation
Relationship		Subsidiary
Ownership Percentage			100.00%
Armadillo Mining Corp [Member]
State of Incorporation		British Virgin Isles
Entity Legal Form		Corporation
Relationship		Subsidiary
Ownership Percentage			98.60%
Armadillo Holdings Group Corp. [Member]
State of Incorporation		British Virgin Isles
Entity Legal Form		Corporation
Relationship		Subsidiary
Ownership Percentage			100.00%
MMEX Solar Resources LLC [Member]
State of Incorporation	Texas	Texas
Entity Legal Form	LLC	LLC
Relationship	Subsidiary	Subsidiary
Ownership Percentage	100.00%		100.00%
Texas Gulf Refining & Trading LLC [Member]
State of Incorporation	Texas	Texas
Entity Legal Form	LLC	LLC
Relationship	Subsidiary	Subsidiary
Ownership Percentage	100.00%		100.00%
Louisiana Gulf Refining & Trading LLC [Member]
State of Incorporation	Louisianna	Louisiana
Entity Legal Form	LLC	LLC
Ownership Percentage	100.00%		100.00%
Relationship	Subsidiary	Subsidiary
Rolling Stock Marine LLC [Member]
Entity Legal Form	LLC	LLC
Relationship	Subsidiary	Subsidiary
Ownership Percentage	100.00%		100.00%
State of Incorporation	Texas	Texas